Other Income, Net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Foreign exchange (loss) / gain		$ (4,062)	$ 34,957	$ (4,704)	$ 36,624
Fair value loss on contingent consideration		(147)	(1,068)	(400)	(7,889)
Fair value gain / (loss) on derivative instruments	[1]	2,846	8,788	(586)	8,788
Fair value gain on warrant liability	[2]	2,430	13,772	517	21,054
Gain on debt repurchases	[3]	3,612	2,992	7,952	2,992
Other, net	[4]	2,697	(3,286)	7,144	1,936
Other income, net		$ 7,376	$ 56,155	$ 9,923	$ 59,633

[1]	In the prior year, the Company entered into a new derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt.
[2]	This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 11).
[3]	Relates to gain on repurchases of the Company's debt (See Note 8). In the prior year, gain on debt repurchases was presented within "Other, net" and has been reclassified above for comparability and to conform to current year presentation.
[4]	Mainly relates to proceeds on derivatives and release of certain provisions, offset by certain banking fees.